UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS CALIFORNIA
MUNICIPALS FUND

FORM N-Q

May 31, 2007

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited)	May 31, 2007

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 98.6%
Education — 6.1%
		California EFA Revenue:
$2,980,000	Aa3(a)	Claremont University Center, Series B, 5.000% due 3/1/24	$3,048,630
2,280,000	Baa3(a)	College & University Financing Program, 5.000% due 2/1/26	2,334,241
6,125,000	Ba1(a)	Pooled College & University Project, Series A, 5.500% due 7/1/15	6,248,541
1,000,000	A1(a)	Scripps College, 5.250% due 8/1/26	1,038,050
15,000,000	AAA	Stanford University, Series Q, 5.250% due 12/1/32	15,818,700
		California State Public Works Board, Lease Revenue:
3,095,000	A	California State University, Series G, 5.000% due 11/1/31	3,211,991
4,235,000	AAA	Refunding, Regents University California, Series C, FGIC-Insured, 5.000% due 9/1/17	4,587,691
5,000,000	AAA	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, MBIA-Insured, 5.500% due 9/1/33	5,384,400
1,000,000	AAA	Fullerton University Foundation, Auxiliary Organization Revenue, Series A, MBIA-Insured, 5.750% due 7/1/30	1,063,120
5,000,000	Aaa(a)	Fullerton, CA, Joint Union High School District, COP, MBIA-Insured, 5.000% due 9/1/36	5,240,600

		Total Education	47,975,964

Escrowed to Maturity — 18.6%
		California Health Facilities Financing Authority Revenue, Kaiser Permanente:
3,500,000	AAA	Series A, FSA-Insured, 5.000% due 6/1/18 (b)	3,591,700
1,750,000	AAA	Series B, 5.250% due 10/1/14 (b)	1,800,803
		California Statewide Communities Development Authority, COP:
19,000,000	AAA	Kaiser Permanente, Remarketed 7/9/98, 5.300% due 12/1/15 (b)	19,939,550
4,515,000	AAA	UniHealth Foundation, Series A, AMBAC-Insured, 5.500% due 10/1/07 (b)	4,542,993
270,000	AAA	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (b)(c)	342,576
4,570,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, FSA-Insured, 6.250% due 8/1/11 (b)(c)	4,747,270
95,000	AAA	Martinez, CA, Home Mortgage Revenue, UGRIC-Insured, 10.750% due 2/1/16 (b)	122,975
2,670,000	AAA	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, MBIA-Insured, 5.800% due 8/1/23 (b)	2,997,796
3,325,000	AAA	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 8.300% due 6/1/13 (b)(c)	4,083,698
6,000,000	AAA	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, Series A, MBIA-Insured, zero coupon bond to yield 6.149% due 10/1/16 (b)	4,113,720
2,000,000	AAA	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, MBIA-Insured, 6.368% due 7/1/22 (b)(d)	2,314,160
		Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	AAA	8.300% due 11/1/12 (b)(c)	3,152,751
1,000,000	AAA	Series A, 7.800% due 5/1/21 (b)(c)	1,358,340
1,500,000	AAA	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, Remarketed 10/29/92, GNMA-Collateralized, 8.000% due 7/1/16 (b)(c)	1,940,745
2,000,000	AAA	San Bernardino County, CA, COP, Capital Facilities Project, Series B, 6.875% due 8/1/24 (b)	2,557,980
110,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines, Inc., 8.000% due 7/1/13 (b)	123,060
		San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

Escrowed to Maturity — 18.6% (continued)
$5,000,000	AAA	Zero coupon bond to yield 7.698% due 1/1/14 (b)	$3,849,150
60,000,000	AAA	Zero coupon bond to yield 7.605% due 1/1/16 (b)	42,121,800
17,500,000	AAA	Zero coupon bond to yield 7.748% due 1/1/17 (b)	11,689,650
25,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/18 (b)	15,960,500
20,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/19 (b)	12,182,600
4,310,000	Aaa(a)	San Marcos, CA, Public Facilities Authority, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19 (b)	2,610,524
380,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	432,041
1,250,000	NR	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23 (b)	1,284,475

		Total Escrowed to Maturity	147,860,857

Finance — 3.7%
600,000	NR	Fresno, CA, Joint Powers Financing Authority Local Agency Revenue, Series A, 6.550% due 9/2/12	600,588
5,550,000	AAA	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21	5,721,495
2,800,000	AAA	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA-Insured, 5.250% due 9/1/18	2,865,520
2,875,000	AAA	Santa Ana, CA, Financing Authority Lease Revenue, Police Administration & Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24	3,502,268
2,000,000	AAA	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, Series A, MBIA-Insured, 7.000% due 9/1/10	2,196,360
		Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, FGIC-Insured:
2,000,000	AAA	5.125% due 9/1/30	2,104,120
1,900,000	AAA	5.250% due 9/1/34	2,023,291
10,000,000	BBB	Virgin Islands Public Finance Authority Revenue, Series A, Senior Lien, 5.500% due 10/1/18	10,262,100

		Total Finance	29,275,742

General Obligation — 6.9%
2,000,000	AAA	Adelanto, CA, School District, Capital Appreciation, Series B, FGIC-Insured, Zero coupon bond to yield 6.699% due 9/1/18	1,107,620
350,000	AAA	Anaheim, CA, School District, GO, Refunding, FGIC-Insured, 5.000% due 8/1/23	369,149
		California State, GO:
350,000	A+	Refunding, 5.250% due 2/1/21	372,466
7,500,000	A+	Various Purpose Bonds, 5.000% due 9/1/31	7,809,225
		Veterans Bonds:
1,000,000	AA-	Series AT, 9.500% due 2/1/10	1,137,710
15,405,000	AA-	Series CC, 4.600% due 2/1/40	15,019,413
350,000	AAA	Cerritos, CA, Community College District, GO, Refunding, AMBAC-Insured, 5.000% due 8/1/18	374,083
150,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	160,992
250,000	AAA	Los Altos, CA, School District, GO, Refunding, AMBAC-Insured, 5.000% due 8/1/21	266,428
350,000	AAA	Moreland, CA, School District, GO, Refunding, Series B, AMBAC-Insured, 5.000% due 8/1/23	371,080
3,000,000	AAA	Placentia-Yorba Linda, CA, GO, USD, Series B, FGIC-Insured, 5.500% due 8/1/27	3,267,720
1,000,000	A3(a)	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,095,520
325,000	AAA	San Francisco, CA, GO, Community College District, Election 2001, Series B, AMBAC-Insured, 5.000% due 6/15/15	348,072
		Santa Margarita-Dana Point, CA, Authority Revenue:
20,000,000	AAA	Series A, AMBAC-Insured, 5.125% due 8/1/18	20,440,000

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

General Obligation — 6.9% (continued)
$1,500,000	AAA	Water Improvement Districts 3, 3A, 4, & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14	$1,811,025
350,000	AAA	Shasta Tehama Trinity, CA, Joint Community College District, GO, Election 2002, Series B, FSA-Insured, 5.250% due 8/1/24	379,890
500,000	AAA	Ventura, CA, Communiy College District, GO, Series A, MBIA-Insured, 5.500% due 8/1/23	542,325
215,000	AAA	Walnut Valley, CA, USD, Refunding Bonds, FSA-Insured, 5.250% due 8/1/18	234,316

		Total General Obligation	55,107,034

Government Facilities — 0.6%
		Riverside County, CA, COP, Historic Courthouse Project, Series A:
2,320,000	AA-	5.000% due 11/1/23	2,383,846
2,705,000	AA-	5.000% due 11/1/28	2,762,833

		Total Government Facilities	5,146,679

Hospitals — 1.1%
		California Health Facilities Financing Authority Revenue:
2,500,000	A+	Marshall Hospital, Series A, California Mortgage Insurance-Insured, 5.250% due 11/1/18	2,556,050
		Sutter Health, Series A, FSA-Insured:
1,470,000	AAA	5.125% due 8/15/17	1,503,016
1,500,000	AAA	5.250% due 8/15/27	1,533,585
1,870,000	AAA	Unrefunded Balance, Sutter Health, Series A, MBIA-Insured, 5.000% due 8/15/19	1,924,623
1,000,000	AAA	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, Series B, MBIA-Insured, 5.125% due 6/1/17	1,021,080

		Total Hospitals	8,538,354

Housing: Multi-Family — 2.3%
		California Housing Finance Agency Revenue:
16,560,000	AA-	Home Mortgage, Series E, 4.650% due 8/1/22 (c)	16,293,715
1,000,000	AAA	MFH III, Series A, MBIA-Insured, 5.850% due 8/1/17 (c)	1,021,970
660,000	AAA	San Francisco, CA, City & County Redevelopment Agency Multi-Family Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (c)	674,091

		Total Housing: Multi-Family	17,989,776

Housing: Single-Family — 2.5%
		California Housing Finance Agency Revenue:
110,000	AA-	Single Family Mortgage Purpose Program, Series A-2, Class III, 4.800% due 8/1/12 (c)	110,815
		Home Mortgage:
		Capital Appreciation:
235,000	AA-	Series 1983-B, FHA-Insured, zero coupon bond to yield 10.749% due 8/1/15	104,335
245,000	AA-	Series 1984-B, zero coupon bond to yield 11.165% due 8/1/16	87,864
10,000	AA-	MGIC-Insured, 10.250% due 2/1/14	10,270
8,000,000	AA-	Series M, 4.700% due 8/1/36 (c)	7,899,440
		California Housing Finance Agency Single-Family Mortgage Purchase:
115,000	AAA	Issue A-2, FHA-Insured, 6.350% due 8/1/15 (c)	115,575
900,000	AAA	Series B-3, Class II, Remarketed 3/31/98, MBIA-Insured, 5.375% due 8/1/21 (c)	911,358
240,000	AAA	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series D, GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (c)	241,884

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

Housing: Single-Family — 2.5% (continued)
$10,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	$10,561,600

		Total Housing: Single-Family	20,043,141

Miscellaneous — 6.0%
2,000,000	AAA	Anaheim, CA, COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23	2,049,480
4,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Rand Corp. Project, Series A, AMBAC-Insured, 5.500% due 4/1/32	4,269,560
2,500,000	AAA	California State Public Works Board, Lease Revenue, Department of Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,561,825
3,680,000	AAA	Fontana, CA, COP, AMBAC-Insured, 5.000% due 9/1/21	3,768,761
3,250,000	AAA	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, Series A, FSA-Insured, 5.500% due 9/1/14	3,328,845
		Pomona, CA Public Financing Authority Revenue, Merged Redevelopment Project, AMBAC-Insured:
1,600,000	AAA	5.000% due 2/1/31	1,677,328
3,000,000	AAA	5.000% due 2/1/36	3,137,790
200,000	AAA	Puerto Rico Public Finance Corp., Commonwealth Appropriation, Refunding Bonds, Series A, FGIC-Insured, LOC-Government Bank for Puerto Rico, 5.250% due 8/1/31	211,384
250,000	AA	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, Series A, 6.000% due 12/1/14	270,005
		San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC-Insured:
14,000,000	AAA	5.250% due 10/1/26	14,504,700
5,000,000	AAA	5.250% due 10/1/33	5,178,250
3,205,000	AAA	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, Series A, MBIA-Insured, 5.375% due 8/1/30	3,346,821
2,795,000	AAA	Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured, 5.000% due 11/15/19	2,894,698

		Total Miscellaneous	47,199,447

Pollution Control — 0.2%
1,500,000	A+	California PCFA Revenue, San Diego Gas & Electric Co., Series A, 6.800% due 6/1/15 (c)	1,725,030

Pre-Refunded — 29.3%
10,000,000	AA+	Beverly Hills, CA, Public Financing Authority Lease Revenue, Capital Improvements Projects, Series A, Call 6/1/08 @ 101, 5.250% due 6/1/28 (e)	10,259,300
1,775,000	Aa3(a)	California EFA Revenue, Pepperdine University, Series A, Call 11/1/09 @ 101, 5.000% due 11/1/18 (e)	1,846,337
		California Health Facilities Financing Authority Revenue:
705,000	A+	Casa De Las Campanas, Series A, California Mortgage Insurance-Insured, Call 8/1/08 @ 100, 5.500% due 8/1/12 (e)	720,151
815,000	AAA	Catholic West, Series A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due 7/1/24 (e)	832,156
135,000	AAA	Catholic-2005-A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due 7/1/24 (e)	137,842
12,000,000	NR	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.125% due 12/1/30 (e)	12,798,240
130,000	AAA	Sutter Health, Series A, MBIA-Insured, Call 7/15/09 @ 101, 5.000% due 8/15/19 (e)	134,815
5,145,000	AAA	University of California at San Francisco-Stanford Health Care, Series A, FSA-Insured, Call 11/15/08 @ 101, 5.000% due 11/15/18 (e)	5,297,189
		Unrefunded Balance:
305,000	AAA	Catholic Healthcare West, Series A, AMBAC-Insured, Call 7/1/07 @ 100, 5.750% due 7/1/15 (e)	305,470
2,050,000	AAA	Catholic Healthcare West, 2005 Series A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due 7/1/24 (e)	2,092,620

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

Pre-Refunded — 29.3% (continued)
$15,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, 1st Lien, Series A, FGIC-Insured, Call 1/1/28 @ 100, 5.000% due 7/1/29 (e)	$16,567,950
2,605,000	AA	California State Department of Water Resources, Central Valley Project Revenue, Water System, Series S, Call 12/1/07 @ 101, 5.000% due 12/1/19 (e)	2,648,217
5,000,000	AAA	California State Public Works Board, Lease Revenue, Department of Health Services, Series A, MBIA-Insured, Call 11/1/09 @ 101, 5.750% due 11/1/24 (e)	5,288,900
2,000,000	AAA	California State University Foundation Revenue, Monterey Bay, MBIA-Insured, Call 6/1/11 @ 100, 5.350% due 6/1/31 (e)	2,119,800
4,000,000	AA-	California Statewide Communities Development Authority Revenue, COP, St. Joseph’s Health Systems, Call 7/1/07 @ 102, 5.250% due 7/1/21 (e)	4,084,560
		Castaic Lake Water Agency California Revenue, COP, Water System Improvement Project, AMBAC-Insured, Call 8/1/09 @ 101:
7,270,000	AAA	5.250% due 8/1/19 (e)	7,580,502
7,615,000	AAA	5.125% due 8/1/30 (e)	7,920,742
8,400,000	AAA	East Bay, CA, Municipal Utility, District Water Systems Revenue, MBIA-Insured, Call 6/1/11@100, 5.000% due 6/1/26 (e)	8,663,088
20,000,000	AAA	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (e)	23,018,200
3,000,000	AAA	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor Refinancing Project, Series A, AMBAC-Insured, Call 5/1/09 @ 101, 5.250% due 5/1/24 (e)	3,117,180
		Los Angeles County, CA, Public Works Financing Authority Revenue:
4,185,000	AA	Los Angeles County Regional Park and Open Space District, Series A, Call 10/1/07 @ 101, 5.000% due 10/1/19 (e)	4,245,431
2,315,000	AA	Series A, Call 10/1/07 @ 101, 5.000% due 10/1/19 (e)	2,348,568
		Los Angeles, CA, USD:
20,000,000	AAA	Series A, FSA-Insured, Call 7/1/13 @ 100, 5.000% due 7/1/24 (e)	21,312,200
14,230,000	AAA	Series E, MBIA-Insured, Call 7/1/12 @ 100, 5.125% due 7/1/22 (e)	15,125,778
		Metropolitan Water District Southern California Waterworks Revenue, Series A, Call 1/1/08 @ 101:
1,000,000	AAA	5.000% due 7/1/18 (e)	1,017,740
5,540,000	AAA	5.000% due 7/1/26 (e)	5,638,944
4,785,000	AAA	5.000% due 7/1/26 (e)	4,870,460
2,825,000	AAA	5.000% due 7/1/26 (e)	2,875,116
4,000,000	AAA	Moreno Valley, CA, GO, USD, Election 2004, Series A, FSA-Insured, Call 8/1/14 @ 100, 5.000% due 8/1/25 (e)	4,292,880
750,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Series A, Call 7/1/08 @ 100, 5.000% due 7/1/09 (e)	759,173
4,720,000	AAA	Pasadena, CA, GO, USD, Series A, FGIC-Insured, Call 5/1/08 @ 101, 5.000% due 5/1/20 (e)	4,825,586
6,575,000	AAA	Placer County, CA, Water Agency Revenue COP, Capital Improvement Projects, AMBAC-Insured, Call 7/1/09 @ 101, 5.500% due 7/1/29 (e)	6,880,474
2,500,000	AAA	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, Series AA, FSA-Insured, Call 5/1/09 @ 101, 5.000% due 5/1/29 (e)	2,586,250
		Sacramento, CA, City Financing Authority Revenue, Capital Improvement:
2,000,000	AA-	Call 6/1/10 @ 101, 5.625% due 6/1/30 (e)	2,125,900
		Series A, AMBAC-Insured, Call 6/1/11 @ 100:
5,070,000	AAA	5.500% due 12/1/20 (e)	5,401,679
6,300,000	AAA	5.500% due 12/1/21 (e)	6,712,146
1,600,000	AAA	Solid Waste & Redevelopment Project, Call 12/1/09 @ 102, 5.875% due 12/1/29 (e)	1,714,400
9,780,000	AAA	San Francisco Bay Area Transit Financing Authority, AMBAC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28 (e)	10,020,784
4,000,000	AAA	Tahoe-Truckee, CA, GO, USD, Improvement District No. 1, Series A, FGIC-Insured, Call 8/1/09 @ 101, 5.750% due 8/1/20 (e)	4,211,960

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

Pre-Refunded — 29.3% (continued)
$4,350,000	AAA	Vallejo, CA, Parity Revenue, Refunding, Water Improvement Project, Series A, FSA-Insured, Call 5/1/09 @ 102, 5.250% due 5/1/29 (e)	$4,560,540
5,000,000	BBB+	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24 (e)	5,458,150

		Total Pre-Refunded	232,417,418

Public Facilities — 2.0%
3,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, Series B, FGIC-Insured, 5.000% due 5/1/31	3,147,090
2,000,000	AAA	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC-Insured, 5.125% due 12/1/31	2,100,760
4,500,000	AAA	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, Series A, MBIA-Insured, 5.500% due 11/1/29	4,974,480
		San Joaquin County, CA, COP, County Administration Building, MBIA-Insured:
1,965,000	AAA	5.000% due 11/15/17	2,131,376
3,545,000	AAA	5.000% due 11/15/19	3,795,100

		Total Public Facilities	16,148,806

Tax Allocation — 4.9%
2,000,000	AAA	Anaheim, CA, Public Financing Authority, Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,070,220
1,000,000	AAA	El Centro, CA, RDA, Tax Allocation, El Centro Redevelopment Project, MBIA-Insured, 6.375% due 11/1/17	1,020,660
6,485,000	AAA	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, Series A, MBIA-Insured, 5.125% due 8/1/31	6,720,536
6,500,000	AAA	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC-Insured, 5.125% due 9/1/32	6,793,085
2,300,000	AAA	Poway, CA, RDA, Tax Allocation Revenue, MBIA-Insured, 5.000% due 6/15/30	2,395,726
		Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project:
2,500,000	AAA	FSA-Insured, Refunding, 5.250% due 9/1/20	2,598,275
		MBIA-Insured:
2,445,000	AAA	5.250% due 9/1/16	2,478,203
1,000,000	AAA	5.250% due 9/1/26	1,013,580
4,390,000	AAA	Roseville, CA, RDA Tax Allocation, Roseville Redevelopment Project, Series A, AMBAC-Insured, 5.000% due 9/1/38	4,564,239
		Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA-Insured:
4,635,000	AAA	5.000% due 9/1/30	4,797,642
4,305,000	AAA	5.000% due 9/1/36	4,462,649

		Total Tax Allocation	38,914,815

Tobacco — 0.7%
5,250,000	Baa3(a)	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corp., 5.750% due 6/1/29	5,540,325

Transportation — 1.0%
1,250,000	AAA	Fresno, CA, Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,317,700
250,000	AAA	Los Angeles, CA, Harbor Department Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 8/1/19	269,602
5,840,000	AAA	San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC-Insured, 5.000% due 7/1/28 (f)	5,958,961

		Total Transportation	7,546,263

Utility — 0.0%
360,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Series A, Unrefunded Balance, 5.000% due 7/1/09	360,306

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

Water & Sewer — 12.7%
		California State Department of Water Resources, Central Valley Project Revenue Water System:
$2,395,000	AA	Series S, Unrefunded Balance, 5.000% due 12/1/19	$2,432,290
11,000,000	AA	Series U, 5.000% due 12/1/29	11,213,620
7,595,000	AAA	Clovis, CA, Public Financing Authority, Wastewater Revenue, AMBAC-Insured, 4.500% due 8/1/38	7,410,518
6,000,000	AAA	Clovis, CA, Sewer Revenue, MBIA-Insured, 5.200% due 8/1/28	6,205,920
4,000,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	4,156,880
		East Bay, CA, Municipal Utility:
6,585,000	AAA	District Wastewater Treatment System Revenue, Subordinated, FGIC-Insured, Unrefunded Balance, 5.000% due 6/1/26	6,659,608
3,625,000	AAA	District Water System Revenue, Refunding, Subordinated, FGIC-Insured, Unrefunded Balance, 5.000% due 6/1/26	3,664,150
		Eastern Municipal Water District COP Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 6.750% due 7/1/12	1,099,660
17,750,000	AAA	Series A, MBIA-Insured, 5.250% due 7/1/23	17,948,090
1,900,000	AAA	El Centro, CA, Financing Authority Water & Wastewater Revenue, Series A, AMBAC-Insured, 5.125% due 10/1/27	1,945,410
1,720,000	AAA	Lodi, CA, Wastewater Systems Revenue, COP, Series A, MBIA-Insured, 5.000% due 10/1/23	1,800,341
		Metropolitan Water District, Southern California Waterworks Revenue:
12,900,000	AAA	Series A, 4.750% due 7/1/22	13,112,979
10,000,000	AAA	Series B-2, FGIC-Insured, 5.000% due 10/1/26	10,462,200
1,925,000	AAA	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA-Insured, 5.125% due 6/1/21	2,007,236
300,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, MBIA-IBC Insured, 6.250% due 7/1/13	338,991
6,875,000	AAA	San Diego, CA, Public PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20	6,882,081
355,000	AAA	San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, FSA-Insured, 5.000% due 11/1/18	381,366
2,820,000	AAA	Sunnyvale, CA, Financing Authority, Water & Wastewater Revenue, AMBAC-Insured, 5.000% due 10/1/22	2,911,537

		Total Water & Sewer	100,632,877

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $714,105,488)	782,422,834

SHORT-TERM INVESTMENTS — 0.5%
Finance — 0.3%
		California State Economic Recovery Bonds:
400,000	A-1+	Series C-01, 3.850%, 6/1/07 (g)	400,000
2,000,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.800%, 6/1/07 (g)	2,000,000

		Total Finance	2,400,000

Industrial Development — 0.0%
295,000	A-1+	California Infrastructure & Economic Development Bank Industrial Revenue, Rand Corp., Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.840%, 6/1/07 (g)	295,000

Utilities — 0.2%
100,000	A-1+	California State Department of Water Resource Power Supply Revenue, Series B-2, LOC-BNP Paribas, 3.850%, 6/1/07 (g)	100,000

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face Amount	Rating‡	Security	Value

Utilities — 0.2% (continued)
$1,000,000	A-1+	California State Department of Water Resources Power Supply Revenue, Series B-4, LOC-Bayerische Landesbank, 3.820%, 6/1/07 (g)	$1,000,000

		Total Utilities	1,100,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,795,000)	3,795,000

		TOTAL INVESTMENTS — 99.1% (Cost — $717,900,488#)	786,217,834
		Other Assets in Excess of Liabilities — 0.9%	6,758,356

		TOTAL NET ASSETS — 100.0%	$792,976,190

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	All or a portion of this security is segregated for extended settlements.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
COP - Certificate of Participation
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MGIC - Mortgage Guaranty Insurance Corporation
PCFA - Pollution Control Finance Authority
PFA - Public Facilities Authority
RDA - Redevelopment Agency
RIBS - Residual Interest Bonds
SAVRS - Selected Auction Variable Rate Securities
SPA - Standby Bond Purchase Agreement
ST GTD - State Guaranteed
UGRIC - United Guaranty Residential Insurance Company of Iowa
USD - Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners California Municipals Fund (the “Fund”), is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a Maryland corporation, registered under, the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Fund Concentration. Since the Fund invests in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,942,423
Gross unrealized depreciation	(1,625,077)

Net unrealized appreciation	$68,317,346

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: July 27, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: July 27, 2007